Commitments and Contingencies - Schedule of Future Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Operating Leases
2025 (remaining nine months)	$ 1,042
2026	226	$ 927
2027	233	225
2028	240	233
2029	184	240
Thereafter	0
Total future minimum payments	1,925	1,809
Less imputed interest	(240)	(253)
Present value of lease liabilities	1,685	1,556
Finance Leases
2025 (remaining nine months)	639
2026	20	942
2027	0	21
2028	0
2029	0
Thereafter	0
Total future minimum payments	659	963
Less imputed interest	(19)	(38)
Present value of lease liabilities	$ 640	$ 925